Financial risk management - Liquidity risk (Details) - GBP (£)	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Details of liquidity risk
Cash and cash equivalents	£ 242,022,000	£ 290,267,000	£ 229,194,000	£ 155,752,000
Less than 1 year
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	272,749,000	191,636,000
Financial liabilities, undiscounted cash flows	271,149,000	192,836,000
Less than 1 year | Trade and other payables excluding social security and other taxes
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	250,300,000	172,173,000
Less than 1 year | Borrowings
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	22,449,000	19,463,000
Less than 1 year | Cash outflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows		2,453,000
Less than 1 year | Cash inflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows	(1,600,000)	(1,253,000)
Between 1 and 2 years
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	86,550,000	94,025,000
Financial liabilities, undiscounted cash flows	85,802,000	94,930,000
Between 1 and 2 years | Trade and other payables excluding social security and other taxes
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	67,858,000	71,282,000
Between 1 and 2 years | Borrowings
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	18,692,000	22,743,000
Between 1 and 2 years | Cash outflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows		905,000
Between 1 and 2 years | Cash inflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows	(748,000)
Between 2 and 5 years
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	96,355,000	52,958,000
Financial liabilities, undiscounted cash flows	94,110,000	53,239,000
Between 2 and 5 years | Trade and other payables excluding social security and other taxes
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	40,280,000	14,981,000
Between 2 and 5 years | Borrowings
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	56,075,000	37,977,000
Between 2 and 5 years | Cash outflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows		281,000
Between 2 and 5 years | Cash inflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows	(2,245,000)
Over 5 years
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	554,639,000	601,218,000
Financial liabilities, undiscounted cash flows	553,891,000	601,405,000
Over 5 years | Trade and other payables excluding social security and other taxes
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	191,000
Over 5 years | Borrowings
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	554,448,000	601,218,000
Over 5 years | Cash outflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows		£ 187,000
Over 5 years | Cash inflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows	£ (748,000)